CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 185.6	$ 140.5	$ 176.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	74.9	57.8	56.8
Amortization of deferred loan charges	6.3	4.5	4.3
Amortization of mobilization revenue	(18.0)	(12.0)	(11.5)
Unrealized loss related to derivative financial instruments	19.6	52.1	22.5
Payment for long-term maintenance	(14.4)	(3.8)	0
Deferred income tax expense	0.5	0.3	(1.4)
Changes in operating assets and liabilities, net of effect of acquisitions
Mobilization fees received from customers	52.5	0	14.4
Trade accounts receivable	(81.6)	38.8	(14.5)
Mobilization revenue receivable	(63)	0	0
Trade accounts payable	(6.6)	1.7	(0.5)
Related party payables	4.4	0	0
Other assets	(7.5)	(1.9)	0.2
Other liabilities	(0.6)	17.2	(2.1)
Net cash provided by operating activities	152.1	295.2	244.7
Cash Flows from Investing Activities
Additions to newbuildings and rigs	(152.0)	(416.7)	(140.6)
Net cash used in investing activities	(152.0)	(416.7)	(140.6)
Cash Flows from Financing Activities
Proceeds from debt	100.5	1,484.2	891.3
Repayments of debt	(138.3)	(931.0)	(521.1)
Debt fees paid	0	(8.8)	(1.7)
Proceeds on issuance of equity, net of fees	207.1
Repayment of Owner's funding	(165.3)	(412.7)	(483.3)
Net cash provided by financing activities	4.0	131.7	(114.8)
Net increase/(decrease) in cash and cash equivalents	4.1	10.2	(10.7)
Cash and cash equivalents at beginning of the period	15.4	5.2	15.9
Cash and cash equivalents at the end of period	19.5	15.4	5.2
Supplementary disclosure of cash flow information
Interest paid net of capitalized interest	39.8	28.7	31.2
Taxes paid	$ 37.2	$ 29.6	$ 25.5